SCHEDULE OF LOANS PAYABLE (Details) - CAD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Notes and other explanatory information [abstract]
Opening balance	$ 86,571	$ 93,317
Issuance of loans payable
Fair value adjustment		(4,891)
Repayment of loans payable	(6,747)	(6,746)
Accretion expense	5,234	4,891
Ending balance	$ 85,058	$ 86,571